Investments in Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Investments in Financial Instruments
Schedule of investments in financial instruments

	2022		2021
Equity instruments measured at FVOCIL:
Open-Ended Fund (1)	Ps.	773,209	Ps.	945,176
Publicly traded equity instruments (2)		2,611,053		3,517,711
Other equity instruments (3)		—		1,607,969
		3,384,262		6,070,856
Other		5,223		5,223
	Ps.	3,389,485	Ps.	6,076,079

(1)	The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the Net Asset Value (“NAV”) per share as of such redemption date. The fair value of this fund is determined by using the NAV per share. The NAV per share is calculated by determining the value of the fund assets, all of which are measured at fair value, and subtracting all of the fund liabilities and dividing the result by the total number of issued shares. In March 2021, the Company redeemed a portion of its investment in Open-Ended Fund at the aggregate fair value amount of U.S.$10.0 million (Ps.258,956) and recognized cash proceeds from this redemption for such aggregate amount (see Note 2 (i)).
(2)	Their fair value of publicly traded equity instruments is determined by using quoted market prices at the measurement date. In the first half of 2021, the Company disposed of a portion of these publicly traded equity instruments and recognized cash proceeds from this disposition in the aggregate amount of Ps.1,755,415.
(3)	As of December 31, 2021, other equity instruments include unquoted equity investments, which are initially recognized at cost with any subsequent changes in fair value recognized through other comprehensive income or loss. The Group disposed of these investments on January 31, 2022, in connection with the closing of the TelevisaUnivision Transaction (see Note 3).

Schedule of reconciliation of investments in financial assets at FVOCIL

			Publicly Traded
	Open-Ended		Equity		Other Equity
	Fund (1)		Instruments		Instruments		Total
At January 1, 2022	Ps.	945,176	Ps.	3,517,711	Ps.	1,607,969	Ps.	6,070,856
Disposition of investments		—		—		(1,607,969)		(1,607,969)
Change in fair value in other comprehensive loss		(171,967)		(906,658)		—		(1,078,625)
At December 31, 2022	Ps.	773,209	Ps.	2,611,053	Ps.	—	Ps.	3,384,262

			Publicly Traded
	Open-Ended		Equity		Other Equity
	Fund (1)		Instruments		Instruments		Total
At January 1, 2021	Ps.	1,135,803	Ps.	5,397,504	Ps.	468,552	Ps.	7,001,859
Investments		—		—		1,118,178		1,118,178
Disposition of investments		(258,956)		(1,756,434)		—		(2,015,390)
Change in fair value in other comprehensive income (loss)		68,329		(123,359)		21,239		(33,791)
At December 31, 2021	Ps.	945,176	Ps.	3,517,711	Ps.	1,607,969	Ps.	6,070,856

(1)	The foreign exchange loss and gain derived from the investment in the Open-Ended Fund for the years ended December 31, 2022 and 2021, respectively, was hedged by a foreign exchange gain and loss derived from Senior Notes designated as hedging instruments for the years ended December 31, 2022 and 2021, respectively, in the amount of Ps.114,046 and Ps.99,673, respectively (see Notes 14 and 23).